Leases (Tables)	5 Months Ended
Oct. 15, 2023
Leases [Abstract]
Components of Lease Expense
The components of lease expense are as follows:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 15, 2023	October 9, 2022	October 15, 2023	October 9, 2022
Operating lease cost	$3,545	$3,037	$3,878	$5,799
Variable lease cost	$1,570	$1,576	$2,870	$3,133
Total lease cost	$5,115	$4,613	$6,748	$8,932
The components of lease expense are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Operating Lease Cost	$14,199	$12,381	$11,211
Variable Lease Cost	3,616	(1,995)	1,926
Short-term lease cost	43	223	139
Total lease cost	$17,858	$10,609	$13,276
Supplemental cash flow information is as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$25,549	$20,896	$2,017
Other information related to operating leases is as follows:

	2023	2022
Weighted-average remaining lease term (years)	9.8	9.5
Weighted-average discount rate	9.5%	8.6%